Exempt Party-In-Interest and Related Party Transactions - Additional Information (Details) - EBP 56-1814206 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for investment management and administrative services	$ 69,857
Investments at fair value	36,601,160	$ 31,895,218
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for investment management and administrative services	$ 69,857
Trustee | Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	101,625	95,105
Investments at fair value	$ 1,112,794	$ 850,238
Declared and paid stock dividend percentage	3.00%
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 34,388
EBP, Investment, Purchased, Number of Shares	3,561
EBP, Investment, Sold, Number of Shares	0